Business Segment And Geographic Information (Schedule Of Segment Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Consolidated total assets	¥ 19,653,689	¥ 19,389,699	¥ 19,665,596
Regional Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	7,334,964	7,456,797	7,659,004
Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	1,934,211	1,770,522	1,770,589
Mobile Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	7,518,323	7,090,883	6,945,024
Data Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	1,597,446	1,515,686	1,502,352
Other Business Segment
Segment Reporting Information [Line Items]
Consolidated total assets	10,283,920	9,924,722	10,009,775
Total Segment Assets
Segment Reporting Information [Line Items]
Consolidated total assets	28,668,864	27,758,610	27,886,744
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Consolidated total assets	¥ (9,015,175)	¥ (8,368,911)	¥ (8,221,148)